Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost	$ 52,889	$ 75,061
Gross unrealized gains	404	1,595
Gross unrealized losses	682	18
Fair value	52,611	76,638
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	5,694	16,374
Gross unrealized gains	135	454
Gross unrealized losses	25
Fair value	5,804	16,828
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	5,202	17,295
Gross unrealized gains	12	253
Gross unrealized losses	59	1
Fair value	5,155	17,547
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	13,528	12,634
Gross unrealized gains	188	595
Gross unrealized losses	79
Fair value	13,637	13,229
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	27,126	27,643
Gross unrealized gains	60	274
Gross unrealized losses	515	17
Fair value	26,671	27,900
Other debt [member]
Disclosure of financial assets [line items]
Cost	1,339	1,115
Gross unrealized gains	9	19
Gross unrealized losses	4
Fair value	$ 1,344	$ 1,134